SUMMARY OF ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2022
Disclosure Of Significant Accounting Policies Abstract [Abstract]
Disclosure of changes in classification and presentation
The table below shows, for the impacted line items only, the previously published figures, the adjustment stemming from this change, and the adjusted figures:

	Published	Adjustment	December 31, 2021 adjusted
	$	$	$
Prepaid expenses and other current assets	5,440,461	(793,298)	4,647,163
Other non-current assets	—	793,298	793,298
The table below shows, for the impacted line items only, the previously published figures, the adjustment stemming from this change and the adjusted figures:

	Published	Adjustment	December 31, 2021 adjusted
	$	$	$
Current portion of lease liabilities	7,728,923	(3,037,579)	4,691,344
Lease liabilities	54,480,394	3,037,579	57,517,973